Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Voyageur Mutual Funds II
Entity Central Index Key	0000809872
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000006424 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Tax-Free Colorado Fund(formerly, Delaware Tax-Free Colorado Fund)
Class Name	Class A
Trading Symbol	VCTFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Tax-Free Colorado Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$42	0.84%
^	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%	[1]
Net Assets	$ 247,315,445
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ 456,066
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of February 28, 2025)
Fund net assets	$247,315,445
Total number of portfolio holdings	160
Total advisory fees paid	$456,066
Portfolio turnover rate	4%

Holdings [Text Block]
Fund holdings (as of February 28, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	20.30%
Special Tax Revenue Bonds	18.49%
Education Revenue Bonds	12.16%
Local General Obligation Bonds	9.75%
Transportation Revenue Bonds	8.40%
Industrial Development Revenue/Pollution Control Revenue Bonds	8.00%
Water & Sewer Revenue Bonds	6.08%
Electric Revenue Bonds	5.99%
Pre-Refunded Bonds	2.10%
Lease Revenue Bonds	2.02%

State and territory allocation
Colorado	79.69%
Puerto Rico	14.94%
Guam	1.11%
US Virgin Islands	0.19%

C000006426 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Tax-Free Colorado Fund(formerly, Delaware Tax-Free Colorado Fund)
Class Name	Class C
Trading Symbol	DVCTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Tax-Free Colorado Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$79	1.59%
^	Annualized.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.59%	[2]
Net Assets	$ 247,315,445
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ 456,066
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of February 28, 2025)
Fund net assets	$247,315,445
Total number of portfolio holdings	160
Total advisory fees paid	$456,066
Portfolio turnover rate	4%

Holdings [Text Block]
Fund holdings (as of February 28, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	20.30%
Special Tax Revenue Bonds	18.49%
Education Revenue Bonds	12.16%
Local General Obligation Bonds	9.75%
Transportation Revenue Bonds	8.40%
Industrial Development Revenue/Pollution Control Revenue Bonds	8.00%
Water & Sewer Revenue Bonds	6.08%
Electric Revenue Bonds	5.99%
Pre-Refunded Bonds	2.10%
Lease Revenue Bonds	2.02%

State and territory allocation
Colorado	79.69%
Puerto Rico	14.94%
Guam	1.11%
US Virgin Islands	0.19%

C000135931 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Tax-Free Colorado Fund(formerly, Delaware Tax-Free Colorado Fund)
Class Name	Institutional Class
Trading Symbol	DCOIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Tax-Free Colorado Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$29	0.59%
^	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%	[3]
Net Assets	$ 247,315,445
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ 456,066
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of February 28, 2025)
Fund net assets	$247,315,445
Total number of portfolio holdings	160
Total advisory fees paid	$456,066
Portfolio turnover rate	4%

Holdings [Text Block]
Fund holdings (as of February 28, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	20.30%
Special Tax Revenue Bonds	18.49%
Education Revenue Bonds	12.16%
Local General Obligation Bonds	9.75%
Transportation Revenue Bonds	8.40%
Industrial Development Revenue/Pollution Control Revenue Bonds	8.00%
Water & Sewer Revenue Bonds	6.08%
Electric Revenue Bonds	5.99%
Pre-Refunded Bonds	2.10%
Lease Revenue Bonds	2.02%

State and territory allocation
Colorado	79.69%
Puerto Rico	14.94%
Guam	1.11%
US Virgin Islands	0.19%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.